LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
LEASES
2023	¥ 211,376
2024	104,068
2025	50,572
2026	18,296
2027	4,499
2028 and thereafter	1,021
Total lease payments	389,832
Less: imputed interest	23,127
Total	366,705
Less: current portion	197,969	¥ 239,937		$ 28,703
Non-current portion	168,736	272,575		$ 24,464
Gross rental expenses incurred under operating leases	215,121	285,750	¥ 284,745
Sublease rental income	¥ 330	¥ 583	¥ 971